Provisions for liabilities and charges (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2022
Reconciliation of changes in provisions for liabilities and charges
Beginning balance		£ 514	£ 61
Exchange differences		(22)	(36)
Additional provisions		81	41
Used during the year		(126)	(46)
Unused amounts reversed		(11)	(8)
Acquisition of companies and businesses		1	498
Unwinding of discount on provisions		14	4
Ending balance		451	514
Analysed as follows:
Non-current	[1]	357	381
Current		94	133
Total		£ 451	£ 514
Measurement period adjustments
Analysed as follows:
Non-current				£ 24
UNITED STATES | Minimum
Provisions for liabilities and charges
Discount rate used in cash flow projections		3.88%	3.50%
UNITED STATES | Maximum
Provisions for liabilities and charges
Discount rate used in cash flow projections		5.25%	5.875%
Termite damage claims
Provisions for liabilities and charges
Utilisation period of provisions		20 years
Reconciliation of changes in provisions for liabilities and charges
Beginning balance		£ 321
Exchange differences		(14)	£ (29)
Additional provisions		15	3
Used during the year		(73)	(10)
Acquisition of companies and businesses			354
Unwinding of discount on provisions		11	3
Ending balance		260	321
Analysed as follows:
Total		260	321
Termite damage claims | Measurement period adjustments
Reconciliation of changes in provisions for liabilities and charges
Beginning balance		£ 18
Ending balance			18
Analysed as follows:
Total			18
Termite damage claims | Discount rate
Provisions for liabilities and charges
Percentage of reasonably possible increase in risk assumption		5.00%
Increase (decrease) in provision due to increase in assumption		£ (3)	£ (3)
Percentage of actual increase (decrease) in risk assumption		(4.00%)
Discount rate used in cash flow projections		3.88%	4.03%
Termite damage claims | Claim cost
Provisions for liabilities and charges
Percentage of reasonably possible increase in risk assumption		5.00%
Increase (decrease) in provision due to increase in assumption		£ 15	£ 14
Percentage of actual increase (decrease) in risk assumption		32.00%	17.00%
Termite damage claims | Claim rate
Provisions for liabilities and charges
Percentage of reasonably possible increase in risk assumption		5.00%
Increase (decrease) in provision due to increase in assumption		£ 15	£ 14
Percentage of actual increase (decrease) in risk assumption		(7.00%)	(16.00%)
Termite damage claims | Customer churn rate
Provisions for liabilities and charges
Percentage of reasonably possible increase in risk assumption		1.00%
Increase (decrease) in provision due to increase in assumption		£ 11	£ 10
Percentage of actual increase (decrease) in risk assumption		1.80%	1.20%
Termite damage claims | Minimum | Claim cost
Provisions for liabilities and charges
Historical time period for each material category of claim		3 months
Termite damage claims | Maximum | Claim cost
Provisions for liabilities and charges
Historical time period for each material category of claim		1 year
Self-insurance
Provisions for liabilities and charges
Utilisation period of provisions		5 years
Reimbursement from third party insurers		£ 21
Reconciliation of changes in provisions for liabilities and charges
Beginning balance		165	£ 37
Exchange differences		(8)	(7)
Additional provisions		56	30
Used during the year		(44)	(26)
Unused amounts reversed		(8)	(6)
Acquisition of companies and businesses			136
Unwinding of discount on provisions		3	1
Ending balance		164	165
Analysed as follows:
Total		£ 164	165
Environmental
Provisions for liabilities and charges
Utilisation period of provisions		5 years
Reconciliation of changes in provisions for liabilities and charges
Beginning balance		£ 16	11
Exchange differences		(1)
Additional provisions		3
Used during the year		(2)	(2)
Acquisition of companies and businesses			7
Ending balance		16	16
Analysed as follows:
Total		16	16
Environmental | Measurement period adjustments
Reconciliation of changes in provisions for liabilities and charges
Beginning balance		£ 4
Ending balance			4
Analysed as follows:
Total			4
Other
Provisions for liabilities and charges
Utilisation period of provisions		5 years
Reconciliation of changes in provisions for liabilities and charges
Beginning balance		£ 12	13
Exchange differences		1
Additional provisions		7	8
Used during the year		(7)	(8)
Unused amounts reversed		(3)	(2)
Acquisition of companies and businesses		1	1
Ending balance		11	12
Analysed as follows:
Total		£ 11	£ 12

[1]	Goodwill, right-of-use assets, investments in associated undertakings, contract costs, accrued income, accruals, loans, long-term liabilities, lease liabilities, deferred tax liabilities, and provisions have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).